Basis of Presentation and General Information - Schedule of Ownership and Operation of Tanker Vessels (Details) - Vessels [Member]	12 Months Ended
Dec. 31, 2015 DWT
Secondone [Member]
Property Plant And Equipment [Line Items]
Incorporation date	May 23, 2007
Vessel	Northsea Alpha
DWT	8,615
Year Built	2010
Acquisition date	May 28, 2010
Thirdone [Member]
Property Plant And Equipment [Line Items]
Incorporation date	May 23, 2007
Vessel	Northsea Beta
DWT	8,647
Year Built	2010
Acquisition date	May 25, 2010
Fourthone [Member]
Property Plant And Equipment [Line Items]
Incorporation date	May 30, 2007
Vessel	Pyxis Malou
DWT	50,667
Year Built	2009
Acquisition date	Feb. 16, 2009
Sixthone [Member]
Property Plant And Equipment [Line Items]
Incorporation date	Jan. 18, 2010
Vessel	Pyxis Delta
DWT	46,616
Year Built	2006
Acquisition date	Mar. 04, 2010
Seventhone [Member]
Property Plant And Equipment [Line Items]
Incorporation date	May 31, 2011
Vessel	Pyxis Theta
DWT	51,795
Year Built	2013
Acquisition date	Sep. 16, 2013
Eighthone [Member]
Property Plant And Equipment [Line Items]
Incorporation date	Feb. 08, 2013
Vessel	Pyxis Epsilon
DWT	50,295
Year Built	2015
Acquisition date	Jan. 14, 2015